CONCENTRATIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable	$ (10,508)	$ 63,593
Net Revenues	910,227	1,631,653
Total Accounts Receivable	22,166	119,771
Less: Sales Returns and Allowances	28,707	51,159
Less: Doubtful Accounts	3,967	5,019
Allowance for Uncollectible Accounts	3,967	5,019
S and S Beverage [Member]
Net Revenues	342,972	865,261
Total Accounts Receivable	9,438
Less: Doubtful Accounts	24,280	0
Allowance for Uncollectible Accounts	$ 24,280	$ 0
Accounts Receivable [Member]
Concentration Risk, Percentage	76.00%
Accounts receivable	$ 22,166
Accounts Receivable [Member] | One Customer [Member]
Concentration Risk, Percentage		16.00%
Accounts receivable		$ 19,471
Accounts Receivable [Member] | First Customers [Member]
Concentration Risk, Percentage	26.00%
Accounts Receivable [Member] | SecondCustomers [Member]
Concentration Risk, Percentage	22.00%
Accounts Receivable [Member] | SecondCustomers [Member] | S and S Beverage [Member]
Concentration Risk, Percentage	33.00%
Net Revenues	$ 272,000
Accounts Receivable [Member] | ThirdCustomers [Member]
Concentration Risk, Percentage	14.00%
Accounts Receivable [Member] | ThirdCustomers [Member] | S and S Beverage [Member]
Concentration Risk, Percentage	77.00%
Net Revenues	$ 255,300
Accounts Receivable [Member] | Fourth Customers [Member]
Concentration Risk, Percentage	14.00%
Accounts Receivable [Member] | Fourth Customers [Member] | S and S Beverage [Member]
Concentration Risk, Percentage	100.00%
Accounts receivable	$ 33,718
Allowance for Uncollectible Accounts	$ 24,280
Accounts Receivable [Member] | Six Customers [Member] | S and S Beverage [Member]
Concentration Risk, Percentage	78.00%
Net Revenues	$ 41,669
Purchase [Member] | Two Vendors [Member]
Concentration Risk, Percentage		86.00%
Purchase [Member] | Three Vendors [Member] | S and S Beverage [Member]
Concentration Risk, Percentage	100.00%	89.00%
Inventory Purchased	$ 4,365	$ 36,313